Financial risk management - Reflection of forward-looking information correlation (Details) - USD ($) $ in Billions		Dec. 31, 2025		Dec. 31, 2024
Upside scenario | 2024.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			2.10%
Private consumption index (YoY %)	[1],[2],[3]			1.20%
Facility investment growth rate (YoY %)	[1],[2],[3]			4.90%
Consumer price index growth rate (%)	[1],[2],[3]			1.60%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 220.0
Government bond 3y yields (%)	[1],[2],[3]			2.80%
Upside scenario | 2025 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			1.50%
Private consumption index (YoY %)	[1],[2],[3]			1.60%
Facility investment growth rate (YoY %)	[1],[2],[3]			4.40%
Consumer price index growth rate (%)	[1],[2],[3]			2.20%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 210.0
Government bond 3y yields (%)	[1],[2],[3]			3.10%
Upside scenario | 2025 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			2.40%
Private consumption index (YoY %)	[1],[2],[3]			2.50%
Facility investment growth rate (YoY %)	[1],[2],[3]			6.50%
Consumer price index growth rate (%)	[1],[2],[3]			2.40%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 190.0
Government bond 3y yields (%)	[1],[2],[3]			3.20%
Upside scenario | 2025 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			3.20%
Private consumption index (YoY %)	[1],[2],[3]			2.60%
Facility investment growth rate (YoY %)	[1],[2],[3]			1.20%
Consumer price index growth rate (%)	[1],[2],[3]			2.40%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 180.0
Government bond 3y yields (%)	[1],[2],[3]			3.20%
Upside scenario | 2025 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3]	1.50%	[4]	2.80%	[1]
Private consumption index (YoY %)	[2],[3]	1.90%	[4]	2.50%	[1]
Facility investment growth rate (YoY %)	[2],[3]	(1.70%)	[4]	3.50%	[1]
Consumer price index growth rate (%)	[2],[3]	2.40%	[4]	2.30%	[1]
Balance on current account (100 million dollars)	[2],[3]	$ 300.0	[4]	$ 200.0	[1]
Government bond 3y yields (%)	[2],[3]	2.80%	[4]	3.20%	[1]
Upside scenario | 2026 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	2.90%
Private consumption index (YoY %)	[2],[3],[4]	3.20%
Facility investment growth rate (YoY %)	[2],[3],[4]	1.90%
Consumer price index growth rate (%)	[2],[3],[4]	2.10%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 220.0
Government bond 3y yields (%)	[2],[3],[4]	2.60%
Upside scenario | 2026 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	2.80%
Private consumption index (YoY %)	[2],[3],[4]	3.30%
Facility investment growth rate (YoY %)	[2],[3],[4]	4.60%
Consumer price index growth rate (%)	[2],[3],[4]	2.10%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 230.0
Government bond 3y yields (%)	[2],[3],[4]	2.60%
Upside scenario | 2026 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	2.00%
Private consumption index (YoY %)	[2],[3],[4]	2.20%
Facility investment growth rate (YoY %)	[2],[3],[4]	2.20%
Consumer price index growth rate (%)	[2],[3],[4]	2.20%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 240.0
Government bond 3y yields (%)	[2],[3],[4]	2.70%
Upside scenario | 2026 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	2.00%
Private consumption index (YoY %)	[2],[3],[4]	2.00%
Facility investment growth rate (YoY %)	[2],[3],[4]	1.70%
Consumer price index growth rate (%)	[2],[3],[4]	2.20%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 260.0
Government bond 3y yields (%)	[2],[3],[4]	2.70%
Central scenario | 2024.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			2.10%
Private consumption index (YoY %)	[1],[2],[3]			1.20%
Facility investment growth rate (YoY %)	[1],[2],[3]			4.90%
Consumer price index growth rate (%)	[1],[2],[3]			1.60%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 200.0
Government bond 3y yields (%)	[1],[2],[3]			2.80%
Central scenario | 2025 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			1.20%
Private consumption index (YoY %)	[1],[2],[3]			1.30%
Facility investment growth rate (YoY %)	[1],[2],[3]			4.00%
Consumer price index growth rate (%)	[1],[2],[3]			1.90%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 190.0
Government bond 3y yields (%)	[1],[2],[3]			2.90%
Central scenario | 2025 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			2.00%
Private consumption index (YoY %)	[1],[2],[3]			2.10%
Facility investment growth rate (YoY %)	[1],[2],[3]			5.80%
Consumer price index growth rate (%)	[1],[2],[3]			2.10%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 170.0
Government bond 3y yields (%)	[1],[2],[3]			2.90%
Central scenario | 2025 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			2.40%
Private consumption index (YoY %)	[1],[2],[3]			2.00%
Facility investment growth rate (YoY %)	[1],[2],[3]			0.80%
Consumer price index growth rate (%)	[1],[2],[3]			2.10%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 160.0
Government bond 3y yields (%)	[1],[2],[3]			3.00%
Central scenario | 2025 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3]	1.50%	[4]	2.20%	[1]
Private consumption index (YoY %)	[2],[3]	1.90%	[4]	1.80%	[1]
Facility investment growth rate (YoY %)	[2],[3]	(1.70%)	[4]	2.50%	[1]
Consumer price index growth rate (%)	[2],[3]	2.40%	[4]	2.00%	[1]
Balance on current account (100 million dollars)	[2],[3]	$ 300.0	[4]	$ 180.0	[1]
Government bond 3y yields (%)	[2],[3]	2.80%	[4]	2.90%	[1]
Central scenario | 2026 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	2.40%
Private consumption index (YoY %)	[2],[3],[4]	2.70%
Facility investment growth rate (YoY %)	[2],[3],[4]	1.30%
Consumer price index growth rate (%)	[2],[3],[4]	1.60%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 210.0
Government bond 3y yields (%)	[2],[3],[4]	2.30%
Central scenario | 2026 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	2.10%
Private consumption index (YoY %)	[2],[3],[4]	2.60%
Facility investment growth rate (YoY %)	[2],[3],[4]	3.90%
Consumer price index growth rate (%)	[2],[3],[4]	1.80%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 220.0
Government bond 3y yields (%)	[2],[3],[4]	2.40%
Central scenario | 2026 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	1.30%
Private consumption index (YoY %)	[2],[3],[4]	1.20%
Facility investment growth rate (YoY %)	[2],[3],[4]	1.80%
Consumer price index growth rate (%)	[2],[3],[4]	2.00%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 230.0
Government bond 3y yields (%)	[2],[3],[4]	2.40%
Central scenario | 2026 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	1.30%
Private consumption index (YoY %)	[2],[3],[4]	1.20%
Facility investment growth rate (YoY %)	[2],[3],[4]	1.00%
Consumer price index growth rate (%)	[2],[3],[4]	2.00%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 250.0
Government bond 3y yields (%)	[2],[3],[4]	2.50%
Downside scenario | 2024.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			2.10%
Private consumption index (YoY %)	[1],[2],[3]			1.20%
Facility investment growth rate (YoY %)	[1],[2],[3]			4.90%
Consumer price index growth rate (%)	[1],[2],[3]			1.60%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 170.0
Government bond 3y yields (%)	[1],[2],[3]			2.80%
Downside scenario | 2025 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			0.80%
Private consumption index (YoY %)	[1],[2],[3]			0.90%
Facility investment growth rate (YoY %)	[1],[2],[3]			2.80%
Consumer price index growth rate (%)	[1],[2],[3]			1.60%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 160.0
Government bond 3y yields (%)	[1],[2],[3]			2.80%
Downside scenario | 2025 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			1.40%
Private consumption index (YoY %)	[1],[2],[3]			1.50%
Facility investment growth rate (YoY %)	[1],[2],[3]			4.50%
Consumer price index growth rate (%)	[1],[2],[3]			1.80%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 140.0
Government bond 3y yields (%)	[1],[2],[3]			2.70%
Downside scenario | 2025 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]			1.70%
Private consumption index (YoY %)	[1],[2],[3]			1.10%
Facility investment growth rate (YoY %)	[1],[2],[3]			0.20%
Consumer price index growth rate (%)	[1],[2],[3]			1.80%
Balance on current account (100 million dollars)	[1],[2],[3]			$ 120.0
Government bond 3y yields (%)	[1],[2],[3]			2.40%
Downside scenario | 2025 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3]	1.50%	[4]	1.00%	[1]
Private consumption index (YoY %)	[2],[3]	1.90%	[4]	0.60%	[1]
Facility investment growth rate (YoY %)	[2],[3]	(1.70%)	[4]	1.30%	[1]
Consumer price index growth rate (%)	[2],[3]	2.40%	[4]	1.70%	[1]
Balance on current account (100 million dollars)	[2],[3]	$ 300.0	[4]	$ 130.0	[1]
Government bond 3y yields (%)	[2],[3]	2.80%	[4]	2.20%	[1]
Downside scenario | 2026 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	1.60%
Private consumption index (YoY %)	[2],[3],[4]	1.40%
Facility investment growth rate (YoY %)	[2],[3],[4]	(0.10%)
Consumer price index growth rate (%)	[2],[3],[4]	1.60%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 190.0
Government bond 3y yields (%)	[2],[3],[4]	2.10%
Downside scenario | 2026 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	1.00%
Private consumption index (YoY %)	[2],[3],[4]	1.00%
Facility investment growth rate (YoY %)	[2],[3],[4]	2.40%
Consumer price index growth rate (%)	[2],[3],[4]	1.70%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 200.0
Government bond 3y yields (%)	[2],[3],[4]	1.90%
Downside scenario | 2026 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	0.30%
Private consumption index (YoY %)	[2],[3],[4]	0.40%
Facility investment growth rate (YoY %)	[2],[3],[4]	1.20%
Consumer price index growth rate (%)	[2],[3],[4]	1.80%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 210.0
Government bond 3y yields (%)	[2],[3],[4]	1.60%
Downside scenario | 2026 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[3],[4]	0.30%
Private consumption index (YoY %)	[2],[3],[4]	0.50%
Facility investment growth rate (YoY %)	[2],[3],[4]	0.40%
Consumer price index growth rate (%)	[2],[3],[4]	1.80%
Balance on current account (100 million dollars)	[2],[3],[4]	$ 230.0
Government bond 3y yields (%)	[2],[3],[4]	1.70%
Worst Scenario
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[2],[5]	(5.10%)	[4]	(5.10%)	[1]
Private consumption index (YoY %)	[2],[5]	(11.90%)	[4]	(11.90%)	[1]
Facility investment growth rate (YoY %)	[2],[5]	(38.60%)	[4]	(38.60%)	[1]
Consumer price index growth rate (%)	[2],[5]	7.50%	[4]	7.50%	[1]
Balance on current account (100 million dollars)	[2],[5]	$ 401.1	[4]	$ 401.1	[1]
Government bond 3y yields (%)	[2],[5]	4.60%	[4]	6.20%	[1]

[1]	As a result of examining the correlation between each variable, the Group applied key variables to reflect the final future economic outlook. Shinhan Bank applied key variables such as GDP growth rate, current account balance, and 3-year government bond yield, while Shinhan Card Co., Ltd. applied key variables such as GDP growth rate. In addition to the table above, the Group has selected macroeconomic indicators such as KOSPI index.
[2]	Considering the default forecast period, the Group reflected the future economic outlook.
[3]	The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.
[4]	As a result of examining the correlation between each variable, the Group applied key variables to reflect the final future economic outlook. Shinhan Bank applied key variables such as GDP growth rate, current account balance, and 3-year government bond yield, while Shinhan Card Co., Ltd. applied key variables such as GDP growth rate. In addition to the table above, the Group has selected macroeconomic indicators such as unemployment rate.
[5]	Reflected considering the foreign exchange crisis.